SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Aug. 08, 2024	Mar. 31, 2024	Jul. 22, 2024	Sep. 30, 2023	May 17, 2023	Feb. 22, 2023	Jul. 29, 2022
Subsequent Event [Line Items]
Common Stock, Shares Authorized		500,000,000		500,000,000	50,000,000	50,000,000	50,000,000
Share Price						$ 0.001
Common Stock, Shares, Issued		15,000,000		15,000,000		15,000,000
Repayment to shareholders		$ 1,607,022
Shareholders [Member]
Subsequent Event [Line Items]
Due to shareholders		$ 1,630,169		$ 1,240,238
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized			2,150,000
Share Price	$ 4.00		$ 4.00
Common Stock, Shares, Issued	56,342
Proceeds from issuance of common stock	$ 8,825,368